UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Legg Mason

ClearBridge

Variable Mid Cap Core Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Portfolio objective

The Portfolio seeks long-term growth of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason ClearBridge Variable Mid Cap Core Portfolio for the six-month reporting period ended June 30, 2012. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason ClearBridge Variable Mid Cap Core Portfolio	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains in the second half of the reporting period. Investor risk appetite was generally robust over the first half of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended June 30, 2012, the S&P 500 Indexv returned 9.49%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended June 30, 2012, with the large-cap Russell 1000 Indexvi returning 9.38%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 7.97% and 8.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.98% and 8.64%, respectively.

Performance review

For the six months ended June 30, 2012, Class I shares of Legg Mason ClearBridge Variable Mid Cap Core Portfolio1 returned 7.54%. The Portfolio’s unmanaged benchmark, the S&P MidCap 400 Indexxi, returned 7.90% for the same period. The Lipper Variable Mid-Cap Core Funds Category Average2 returned 7.40% over the same time frame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 65 funds in the Portfolio’s Lipper category.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio	V

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Legg Mason ClearBridge Variable Mid Cap Core Portfolio[1]:
Class I	7.54%
Class II	7.38%
S&P MidCap 400 Index	7.90%
Lipper Variable Mid-Cap Core Funds Category Average[2]	7.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fees waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class I and Class II shares were 0.87% and 1.12%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the Portfolio’s performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 65 funds in the Portfolio’s Lipper category.

VI	Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The S&P MidCap 400 Index is a market value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2012 and December 31, 2011. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	7.54%	$1,000.00	$1,075.40	0.95%	$4.90	Class I	5.00%	$1,000.00	$1,020.14	0.95%	$4.77
Class II	7.38	1,000.00	1,073.80	1.21	6.24	Class II	5.00	1,000.00	1,018.85	1.21	6.07

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2012

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Security	Shares	Value
Common Stocks — 95.8%
Consumer Discretionary — 16.9%
Auto Components — 2.1%
Autoliv Inc.	14,900	$814,434
Tenneco Inc.	27,800	745,596	*
Total Auto Components		1,560,030
Hotels, Restaurants & Leisure — 0.9%
Wynn Resorts Ltd.	6,600	684,552
Household Durables — 7.6%
Jarden Corp.	32,300	1,357,246
Mohawk Industries Inc.	17,200	1,201,076	*
NVR Inc.	1,200	1,020,000	*
Toll Brothers Inc.	35,500	1,055,415	*
Whirlpool Corp.	16,600	1,015,256
Total Household Durables		5,648,993
Specialty Retail — 6.3%
Jos. A. Bank Clothiers Inc.	28,000	1,188,880	*
Ross Stores Inc.	20,900	1,305,623
Signet Jewelers Ltd.	31,100	1,368,711
Tractor Supply Co.	10,200	847,212
Total Specialty Retail		4,710,426
Total Consumer Discretionary		12,604,001
Consumer Staples — 3.5%
Food & Staples Retailing — 2.0%
Casey’s General Stores Inc.	25,000	1,474,750
Household Products — 1.5%
Energizer Holdings Inc.	15,000	1,128,750	*
Total Consumer Staples		2,603,500
Energy — 7.2%
Energy Equipment & Services — 3.0%
Noble Corp.	31,000	1,008,430	*
Oil States International Inc.	18,500	1,224,700	*
Total Energy Equipment & Services		2,233,130
Oil, Gas & Consumable Fuels — 4.2%
Peabody Energy Corp.	32,000	784,640
Pioneer Natural Resources Co.	14,000	1,234,940
Whiting Petroleum Corp.	27,000	1,110,240	*
Total Oil, Gas & Consumable Fuels		3,129,820
Total Energy		5,362,950

See Notes to Financial Statements.

4	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Security	Shares	Value
Financials — 18.2%
Capital Markets — 4.3%
Invesco Ltd.	46,000	$1,039,600
Lazard Ltd., Class A	45,000	1,169,550
TD Ameritrade Holding Corp.	60,000	1,020,000
Total Capital Markets		3,229,150
Commercial Banks — 6.4%
CIT Group Inc.	33,100	1,179,684	*
M&T Bank Corp.	13,000	1,073,410
Signature Bank	19,000	1,158,430	*
SunTrust Banks Inc.	55,000	1,332,650
Total Commercial Banks		4,744,174
Diversified Financial Services — 1.5%
Moody’s Corp.	31,000	1,133,050
Insurance — 3.4%
Arch Capital Group Ltd.	34,000	1,349,460	*
Axis Capital Holdings Ltd.	35,000	1,139,250
Total Insurance		2,488,710
Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	15,500	1,127,160
Health Care REIT Inc.	14,000	816,200
Total Real Estate Investment Trusts (REITs)		1,943,360
Total Financials		13,538,444
Health Care — 10.0%
Biotechnology — 2.1%
Onyx Pharmaceuticals Inc.	23,000	1,528,350	*
Health Care Equipment & Supplies — 1.1%
Cooper Cos. Inc.	10,500	837,480
Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	29,000	1,141,150
Magellan Health Services Inc.	22,000	997,260	*
Mednax Inc.	20,000	1,370,800	*
Total Health Care Providers & Services		3,509,210
Pharmaceuticals — 2.1%
Elan Corp. PLC, ADR	22,100	322,439	*
Warner Chilcott PLC, Class A Shares	69,400	1,243,648	*
Total Pharmaceuticals		1,566,087
Total Health Care		7,441,127

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	5

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Security	Shares	Value
Industrials — 15.5%
Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	21,000	$652,050
Air Freight & Logistics — 0.6%
UTI Worldwide Inc.	33,000	482,130
Airlines — 1.0%
Allegiant Travel Co.	11,200	780,416	*
Commercial Services & Supplies — 1.9%
Cintas Corp.	37,000	1,428,570
Construction & Engineering — 1.2%
Quanta Services Inc.	36,400	876,148	*
Electrical Equipment — 2.6%
EnerSys	32,000	1,122,240	*
Rockwell Automation Inc.	12,500	825,750
Total Electrical Equipment		1,947,990
Machinery — 5.6%
CNH Global NV	32,386	1,258,520	*
Joy Global Inc.	17,000	964,410
Lincoln Electric Holdings Inc.	21,000	919,590
Parker Hannifin Corp.	13,390	1,029,423
Total Machinery		4,171,943
Professional Services — 1.7%
Equifax Inc.	26,700	1,244,220
Total Industrials		11,583,467
Information Technology — 16.8%
Communications Equipment — 0.8%
F5 Networks Inc.	6,000	597,360	*
Computers & Peripherals — 1.0%
Seagate Technology PLC	29,000	717,170
Electronic Equipment, Instruments & Components — 2.9%
Agilent Technologies Inc.	27,000	1,059,480
Elster Group SE, ADR	54,000	1,096,200	*
Total Electronic Equipment, Instruments & Components		2,155,680
Internet Software & Services — 0.8%
Monster Worldwide Inc.	75,000	637,500	*
IT Services — 1.9%
MAXIMUS, Inc.	6,450	333,788
VeriFone Holdings Inc.	32,000	1,058,880	*
Total IT Services		1,392,668

See Notes to Financial Statements.

6	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Ltd.	32,000	$1,148,800
Cymer Inc.	15,000	884,250	*
Xilinx Inc.	25,000	839,250
Total Semiconductors & Semiconductor Equipment		2,872,300
Software — 5.6%
Amdocs Ltd.	47,000	1,396,840	*
Autodesk Inc.	23,000	804,770	*
Check Point Software Technologies Ltd.	20,000	991,800	*
Nuance Communications Inc.	41,000	976,620	*
Total Software		4,170,030
Total Information Technology		12,542,708
Materials — 4.3%
Chemicals — 1.5%
Rockwood Holdings Inc.	25,000	1,108,750
Containers & Packaging — 2.8%
Crown Holdings Inc.	40,000	1,379,600	*
Sealed Air Corp.	49,300	761,192
Total Containers & Packaging		2,140,792
Total Materials		3,249,542
Utilities — 3.4%
Electric Utilities — 1.1%
NV Energy Inc.	46,000	808,680
Multi-Utilities — 2.3%
Sempra Energy	13,000	895,440
Wisconsin Energy Corp.	21,000	830,970
Total Multi-Utilities		1,726,410
Total Utilities		2,535,090
Total Common Stocks (Cost — $61,107,444)		71,460,829
Master Limited Partnerships — 0.7%
Financials — 0.7%
Och-Ziff Capital Management Group LLC (Cost — $839,675)	67,000	507,860
Total Investments before Short-Term Investments (Cost — $61,947,119)		71,968,689

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	7

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 3.6%
Repurchase Agreements — 3.6%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $2,645,033; (Fully collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/6/13 to 6/30/15; Market value — $2,697,905) (Cost — $2,645,000)	0.150%	7/2/12	$2,645,000	$2,645,000
Total Investments — 100.1% (Cost — $64,592,119#)				74,613,689
Liabilities in Excess of Other Assets — (0.1)%				(61,779)
Total Net Assets — 100.0%				$74,551,910

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

8	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $64,592,119)	$74,613,689
Cash	277
Receivable for securities sold	318,524
Dividends and interest receivable	43,017
Receivable for Portfolio shares sold	36,640
Prepaid expenses	455
Total Assets	75,012,602

Liabilities:
Payable for securities purchased	315,068
Investment management fee payable	43,578
Payable for Portfolio shares repurchased	38,829
Service and/or distribution fees payable	6,778
Accrued expenses	56,439
Total Liabilities	460,692
Total Net Assets	$74,551,910

Net Assets:
Par value (Note 6)	$54
Paid-in capital in excess of par value	64,467,438
Accumulated net investment loss	(83,697)
Accumulated net realized gain on investments	146,545
Net unrealized appreciation on investments	10,021,570
Total Net Assets	$74,551,910

Shares Outstanding:
Class I	2,880,537
Class II	2,564,865

Net Asset Value:
Class I	$13.71
Class II	$13.67

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Dividends	$356,109
Interest	1,203
Less: Foreign taxes withheld	(630)
Total Investment Income	356,682

Expenses:
Investment management fee (Note 2)	279,443
Service and/or distribution fees (Notes 2 and 5)	39,560
Legal fees	25,804
Shareholder reports	18,427
Audit and tax	13,503
Transfer agent fees (Note 5)	6,276
Fund accounting fees	3,432
Trustees’ fees	3,088
Insurance	1,336
Custody fees	1,240
Miscellaneous expenses	1,797
Total Expenses	393,906
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(372)
Net Expenses	393,534
Net Investment Loss	(36,852)

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	2,634,732
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,554,716
Net Gain on Investments	5,189,448
Increase in Net Assets From Operations	$5,152,596

See Notes to Financial Statements.

10	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment loss	$(36,852)	$(70,969)
Net realized gain	2,634,732	5,452,391
Change in net unrealized appreciation (depreciation)	2,554,716	(7,666,584)
Increase (Decrease) in Net Assets From Operations	5,152,596	(2,285,162)

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	11,393,968	14,860,140
Cost of shares repurchased	(9,185,197)	(22,851,850)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	2,208,771	(7,991,710)
Increase (Decrease) in Net Assets	7,361,367	(10,276,872)

Net Assets:
Beginning of period	67,190,543	77,467,415
End of period*	$74,551,910	$67,190,543
* Includes accumulated net investment loss of:	$(83,697)	$(46,845)

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]		2011	2010	2009[3]	2009[4]	2008[4]	2007[4]

Net asset value, beginning of period	$12.74		$13.26	$10.82	$9.89	$8.45	$16.28	$15.68

Income (loss) from operations:
Net investment income (loss)	0.00	[5]	(0.00) [5]	(0.00) [5]	0.01	0.05	0.02	0.07
Net realized and unrealized gain (loss)	0.97		(0.52)	2.44	0.96	1.41	(4.85)	2.61
Total income (loss) from operations	0.97		(0.52)	2.44	0.97	1.46	(4.83)	2.68

Less distributions from:
Net investment income	—		—	—	(0.04)	(0.02)	(0.06)	(0.09)
Net realized gains	—		—	—	—	—	(2.94)	(1.99)
Total distributions	—		—	—	(0.04)	(0.02)	(3.00)	(2.08)

Net asset value, end of period	$13.71		$12.74	$13.26	$10.82	$9.89	$8.45	$16.28
Total return[6]	7.54%		(3.92)%	22.55%	9.85%	17.39%	(35.63)%	18.79%

Net assets, end of period (millions)	$40		$42	$61	$63	$59	$60	$119

Ratios to average net assets:
Gross expenses	0.95%[7]		0.87%	1.08%	1.45%[7]	0.99%	0.97%	0.93%[8]
Net expenses[9,10]	0.95	[7,11]	0.87	0.95 [11]	0.95 [7,11]	0.95 [11]	0.90 [11]	0.88 [8,11]
Net investment income (loss)	0.00	†[7]	(0.04)	(0.04)	0.57 [7]	0.63	0.13	0.48

Portfolio turnover rate	24%		65%	60%	14%	53%	75%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period November 1, 2009 through December 31, 2009.

[4]	For the year ended October 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.92% and 0.88%, respectively.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

†	Amount represents less than 0.005%.

See Notes to Financial Statements.

12	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2012[2]	2011	2010	2009[3]	2009[4]	2008[4]	2007[5]

Net asset value, beginning of period	$12.73	$13.28	$10.88	$9.92	$8.47	$16.27	$16.27

Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.03)	(0.05)	0.01	0.03	(0.09)	0.01
Net realized and unrealized gain (loss)	0.96	(0.52)	2.45	0.96	1.42	(4.76)	(0.01)
Total income (loss) from operations	0.94	(0.55)	2.40	0.97	1.45	(4.85)	0.00	[6]

Less distributions from:
Net investment income	—	—	—	(0.01)	—	(0.01)	—
Net realized gains	—	—	—	—	—	(2.94)	—
Total distributions	—	—	—	(0.01)	—	(2.95)	—

Net asset value, end of period	$13.67	$12.73	$13.28	$10.88	$9.92	$8.47	$16.27
Total return[7]	7.38%	(4.14)%	22.06%	9.79%	17.12%	(35.70)%	0.00%

Net assets, end of period (000s)	$35,074	$24,738	$16,237	$8,305	$7,124	$6,905	$118

Ratios to average net assets:
Gross expenses	1.21%[8]	1.12%	1.40%	1.80%[8]	1.35%	3.25%	1.81%[8]
Net expenses[9,10]	1.21 [8]	1.12	1.25 [11]	1.25 [8,11]	1.25 [11]	1.25 [11]	1.24	[8,11]
Net investment income (loss)	(0.23) [8]	(0.26)	(0.39)	0.29 [8]	0.31	(1.10)	0.18	[8]

Portfolio turnover rate	24%	65%	60%	14%	53%	75%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period November 1, 2009 through December 31, 2009.

[4]	For the year ended October 31.

[5]	For the period May 21, 2007 (inception date) to October 31, 2007.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

14	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	15

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$71,460,829	—	—	$71,460,829
Master limited partnerships†	507,860	—	—	507,860
Total long-term investments	$71,968,689	—	—	$71,968,689
Short-term investments†	—	$2,645,000	—	2,645,000
Total investments	$71,968,689	$2,645,000	—	$74,613,689

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

16	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	17

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

18	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the Portfolio’s cash and short-term instruments. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.95% and 1.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $372.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report	19

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,178,230
Sales	17,303,241

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,539,660
Gross unrealized depreciation	(4,518,090)
Net unrealized appreciation	$10,021,570

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2012, the Portfolio did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a service and/or distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$3,047
Class II	$39,560	3,229
Total	$39,560	$6,276

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$372
Class II	—
Total	$372

6. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest

20	Legg Mason ClearBridge Variable Mid Cap Core Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I
Shares sold	18,282	$262,515	14,863	$191,539
Shares repurchased	(469,822)	(6,607,896)	(1,301,299)	(17,446,555)
Net decrease	(451,540)	$(6,345,381)	(1,286,436)	$(17,255,016)

Class II
Shares sold	804,659	$11,131,453	1,121,131	$14,668,601
Shares repurchased	(183,272)	(2,577,301)	(400,216)	(5,405,295)
Net increase	621,387	$8,554,152	720,915	$9,263,306

7. Capital loss carryforward

As of December 31, 2011, the Portfolio had a net capital loss carryforward of approximately $1,752,031, all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason ClearBridge

Variable Mid Cap Core Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investors Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Legg Mason ClearBridge Variable Mid Cap Core Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04227 8/12 SR12-1705

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: August 23, 2012